Summary of Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	May 06, 2016 USD ($)	Dec. 31, 2016 USD ($) Segment Markets	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Significant Accounting Policies [Line Items]
Number of segments | Segment		2
Earnings from equity method investment		$ 69,000	$ 310,000	$ 107,000
Non-cash construction advances - non-cash investing item		6,500,000	3,100,000	8,100,000
Non-cash investing outflow activity				10,800,000
Goodwill impairment charges		0	0
Purchase price paid in cash	$ 17,000,000
Business acquisition deferred payment period	4 years
Reduction in depreciation expense due to extension of estimates useful lives		$ 4,000,000
Non-controlling Interest [Member]
Significant Accounting Policies [Line Items]
Non-cash investing outflow activity				$ 18,900,000
IntelliChoice Energy, LLC [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage		65.00%
W.S. Nicholls Western Construction LTD. [Member]
Significant Accounting Policies [Line Items]
Investment amount		$ 10,800,000	10,800,000
Dividends		500,000
Exposure to loss as a result of its investment		35,800,000
Earnings from equity method investment		$ 69,000
Matheson-Nicholls Joint Venture [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage		50.00%
CCI-TBN Toronto, Inc [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage		25.00%
Centuri Construction Group Inc [Member]
Significant Accounting Policies [Line Items]
Ownership percentage in subsidiary		96.60%
Intangible assets		$ 37,669,000	36,773,000
Centuri Construction Group Inc [Member] | W.S. Nicholls Western Construction LTD. [Member]
Significant Accounting Policies [Line Items]
Subsidiaries holding interest percentage		50.00%
Pooled Funds and Mutual Funds [Member] | Level 2 - Significant Other Observable Inputs [Member]
Significant Accounting Policies [Line Items]
Money market fund investments		$ 5,300,000	250,000
United States [Member] | Centuri Construction Group Inc [Member]
Significant Accounting Policies [Line Items]
Number of major markets in the United States | Markets		20
Gas Pipe Materials and Supplies [Member]
Significant Accounting Policies [Line Items]
Gas pipe materials and operating supplies		$ 30,000,000	$ 24,000,000
Foreign Jurisdiction [Member]
Significant Accounting Policies [Line Items]
Cumulative earnings		$ 5,000,000